Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Product revenue	$ 48,323,022	$ 9,677,278	$ 93,255,813
Service revenue	3,127,225	9,327,023	15,804,253
Total revenues	51,450,247	19,004,301	109,060,066
Cost of revenues	22,227,055	21,903,644	139,623,799
Gross profit (loss)	29,223,192	(2,899,343)	(30,563,733)
Operating expenses:
Selling expenses	1,418,586	925,373	1,213,294
General and administrative expenses	25,774,237	22,822,085	18,870,794
Total operating expenses	27,192,823	23,747,458	20,084,088
Income (loss) from operations	2,030,369	(26,646,801)	(50,647,821)
Other income (expenses):
Interest income	1,779,672	824,435	217,200
Interest expenses	(4,383)	(728,346)	(2,041,491)
Other income	133,477	81,733	84,992
Loss from investment	(3,656,520)
Exchange gain (loss)	1,780,087	(288,346)	5,693,798
Government grants	434,604	4,006,567	6,298,893
VAT refund			9,138
Other expenses	(108,328)	(108,624)	(287,530)
Total other income	358,609	3,787,419	9,975,000
Income (loss) before income taxes provision (benefit)	2,388,978	(22,859,382)	(40,672,821)
Income taxes provision (benefit)	(378,843)	9,251,542	400,311
Net income (loss)	2,767,821	(32,110,924)	(41,073,132)
Less: net income (loss) attributable to non-controlling interest	(1,663,120)	(1,435,504)	1,330,237
Net income (loss) attributable to Ebang International Holdings Inc.	4,430,941	(30,675,420)	(42,403,369)
Comprehensive income (loss)
Net income (loss)	2,767,821	(32,110,924)	(41,073,132)
Other comprehensive income (loss):
Foreign currency translation adjustment	953,073	1,960,109	(1,188,488)
Total comprehensive income (loss)	3,720,894	(30,150,815)	(42,261,620)
Less: comprehensive income (loss) attributable to non-controlling interest	(1,461,374)	(893,905)	1,330,237
Comprehensive income (loss) attributable to Ebang International Holdings Inc.	$ 5,182,268	$ (29,256,910)	$ (43,591,857)
Net income (loss) per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	$ 0.02	$ (0.25)	$ (0.38)
Diluted (in Dollars per share)	$ 0.02	$ (0.25)	$ (0.38)
Weighted average ordinary shares outstanding
Basic (in Shares)	177,715,336	121,941,226	111,771,000
Diluted (in Shares)	177,865,730	121,941,226	111,771,000